GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

VIA EDGAR TRANSMISSION

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Variable Annuity Account A of Great-West Life & Annuity Insurance Company Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 811-01737

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Variable Annuity Account A (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1. the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 29 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement; and

2. the text of Amendment No. 29 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 27, 2004.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Variable Annuity Account A of
Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Ryan L. Logsdon

Ryan L. Logsdon
Associate Counsel

Great-West Life & Annuity Insurance Company